Long-term debt - Details of long-term debt (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Details of long-term debt
Long-term debt excluding Lease liabilities	$ 1,452	$ 728
Lease liabilities	298	236
Long-term debt	1,750	964
Current	122	83
Non-current	1,628	881
Credit facility
Details of long-term debt
Gross borrowings	1,463	742
Deferred debt transaction costs	$ (11)	$ (14)